Auditor’s remuneration (Tables)	12 Months Ended
Dec. 31, 2023
Additional information [abstract]
Summary of auditor's remuneration

			$ million
Fees	2023	2022	2021
The audit of the company annual accounts[a]	38	36	37
The audit of accounts of subsidiaries of the company	15	15	15
Total audit	53	51	52
Audit-related assurance services[b]	4	4	5
Total audit and audit-related assurance services	57	55	57
Non-audit and other assurance services	3	—	—
Services relating to bp pension plans	1	1	1
	61	56	58
[a]Fees in respect of the audit of the accounts of BP p.l.c. including the group’s consolidated financial statements.
[b]Includes interim reviews and audit of internal control over financial reporting and non-statutory audit services.